Shareholders' contributions - Narrative (Details)					12 Months Ended			99 Months Ended
	Apr. 20, 2023 USD ($)	Nov. 17, 2022 USD ($) $ / shares	May 17, 2022 USD ($) $ / shares	Apr. 20, 2022 USD ($) installment $ / shares shares	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Apr. 19, 2023 installment	Sep. 24, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (USD per share) | $ / shares					$ 1.5
Number of votes per share | vote					1
Share capital					$ 167,073,000	$ 183,573,000		$ 183,573,000
Treasury shares (in shares)					4,792,000	16,909,000		$ 16,909,000
Authorized proportion of outstanding stock (as a percent)										5.00%
Purchase of treasury shares					$ 36,844,000	66,463,000	$ 4,365,000
Treasury stock (shares) | shares					3,190,597
Number of payment installments | installment				2
Dividends recognized as distributions to owners		$ 17,500,000	$ 17,500,000			298,000	2,460,000
Dividends recognized as distributions to owners (USD per share) | $ / shares		$ 0.1602	$ 0.1572
Decision of the Extraordinary General Shareholders’ meeting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reduction of issued capital				$ 16,500,000
Cancellation of treasury shares (in shares) | shares				11,000,000
Treasury shares, nominal value (USD per share) | $ / shares				$ 1.50
Share capital				$ 167,072,722.5
Number of shares issued (in shares) | shares				111,381,815
Treasury shares (in shares)				$ 52,254
Annual Dividend Proposal
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend payables				$ 35,000,000
Number of payment installments | installment									2
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 35,000,000
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchased under program (shares) | shares								21,948,707
Employee stock options exercised (shares) | shares								7,862,922
Purchase of treasury shares					$ 36,800,000	$ 66,500,000	$ 4,400,000